Securities - Summary of Securities Classified by Maturity (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about financial instruments [line items]
Financial assets	R$ 177,681,987	R$ 127,745,263
Financial liabilities	127,708,578	91,358,151
At fair value through PL and at OCI | Liabilities
Disclosure of detailed information about financial instruments [line items]
Current financial liabilities	13,048,246	2,146,398
Non-current financial liabilities	481,019	518,804
Evaluated at amortized cost | Liabilities
Disclosure of detailed information about financial instruments [line items]
Current financial liabilities	0	0
Non-current financial liabilities	0	0
Non-stated maturity | At fair value through PL and at OCI | Liabilities
Disclosure of detailed information about financial instruments [line items]
Current financial liabilities	13,048,246	2,146,398
Up to 3 months | At fair value through PL and at OCI | Liabilities
Disclosure of detailed information about financial instruments [line items]
Current financial liabilities	0	0
Up to 3 months | Evaluated at amortized cost | Liabilities
Disclosure of detailed information about financial instruments [line items]
Current financial liabilities	0	0
From 4 to 12 months
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	14,555,827	9,707,072
From 4 to 12 months | At fair value through PL and at OCI | Liabilities
Disclosure of detailed information about financial instruments [line items]
Current financial liabilities	0	0
From 4 to 12 months | Evaluated at amortized cost | Liabilities
Disclosure of detailed information about financial instruments [line items]
Current financial liabilities	0	0
After one year | At fair value through PL and at OCI | Liabilities
Disclosure of detailed information about financial instruments [line items]
Non-current financial liabilities	481,019	518,804
After one year | Evaluated at amortized cost | Liabilities
Disclosure of detailed information about financial instruments [line items]
Non-current financial liabilities	0	0
At fair value through PL and at OCI | Assets
Disclosure of detailed information about financial instruments [line items]
Current financial assets	73,569,049	47,431,624
Non-current financial assets	48,422,623	43,088,235
At fair value through PL and at OCI | Non-stated maturity | Assets
Disclosure of detailed information about financial instruments [line items]
Current financial assets	49,001,359	31,425,792
At fair value through PL and at OCI | Up to 3 months | Assets
Disclosure of detailed information about financial instruments [line items]
Current financial assets	18,739,708	4,556,261
At fair value through PL and at OCI | From 4 to 12 months | Assets
Disclosure of detailed information about financial instruments [line items]
Current financial assets	5,827,982	11,449,571
At fair value through PL and at OCI | After one year | Assets
Disclosure of detailed information about financial instruments [line items]
Non-current financial assets	48,422,623	43,088,235
Evaluated at amortized cost | Assets
Disclosure of detailed information about financial instruments [line items]
Current financial assets	7,952,328	1,891,889
Non-current financial assets	1,319,775	349,415
Evaluated at amortized cost | Up to 3 months | Assets
Disclosure of detailed information about financial instruments [line items]
Current financial assets	3,327,313	1,698,760
Evaluated at amortized cost | From 4 to 12 months | Assets
Disclosure of detailed information about financial instruments [line items]
Current financial assets	4,625,015	193,129
Evaluated at amortized cost | After one year | Assets
Disclosure of detailed information about financial instruments [line items]
Non-current financial assets	1,319,775	349,415
Fair value | Assets
Disclosure of detailed information about financial instruments [line items]
Financial assets	131,263,775	92,761,163
Fair value | Liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	R$ 13,529,265	R$ 2,665,202